Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure Text Block Abstract
Right-of-use assets	$ 305,052		$ 28,085
Operating lease liabilities - current	144,914
Operating lease liabilities - non-current	$ 125,625
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	operating lease liabilities	operating lease liabilities
Total operating lease liabilities	$ 270,539	¥ 270,539
Weighted average remaining lease term (years)	2 years 1 month 28 days	2 years 1 month 28 days
Weighted average discount rate	3.97%	3.97%